Related Party Transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 – Related Party Transactions

In addition to the related party transaction detailed in Note 4 above, the Company paid its Officers and Directors cash compensation totaling $125,927 and $55,830 for the six months ended June 30, 2021 and 2020, respectively. Of these amounts, $52,000 was paid to Advanomics Corporation (now known as TRT Pharma Inc.), a company controlled by the CEO of the Company. In addition, the Company issued 60,000,000 shares of Common Stock valued at $918,000 to its Officers and Directors during the six months ended June 30, 2021.